Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000061818
Account Value [Line Items]
Line Graph and Table Measure Name																								Columbia Select Large Cap Growth Fund Class A (including sales charges) ($30,145)
Accumulated Value		$ 9,425		$ 9,741		$ 10,039		$ 9,912		$ 10,676		$ 10,598		$ 10,670		$ 10,101		$ 9,912		$ 9,746		$ 10,493	$ 10,977		$ 11,255	$ 11,541	$ 11,834	$ 12,081	$ 12,530	$ 12,695	$ 12,522	$ 12,648	$ 13,072	$ 13,169	$ 14,277	$ 14,154	$ 13,891	$ 14,014	$ 14,580	$ 14,599	$ 14,919	$ 15,523	$ 15,665	$ 13,578	$ 13,862	$ 12,465	$ 14,287	$ 14,871	$ 15,113	$ 15,908	$ 14,549	$ 15,844	$ 15,869	$ 15,245	$ 14,915	$ 15,661	$ 16,663	$ 17,139	$ 17,194	$ 16,483	$ 14,461	$ 16,664	$ 18,394	$ 19,073	$ 20,593	$ 22,405	$ 21,990	$ 21,760	$ 24,063	$ 25,269	$ 24,326	$ 25,033	$ 24,616	$ 26,067	$ 25,650	$ 28,016	$ 28,480	$ 29,188	$ 27,396	$ 29,277	$ 28,060	$ 27,519	$ 24,512	$ 23,173	$ 23,653	$ 20,241	$ 19,332	$ 18,079	$ 20,216	$ 19,355	$ 17,307	$ 18,643	$ 19,801	$ 18,672	$ 20,691	$ 19,860	$ 21,285	$ 21,463	$ 21,997	$ 23,656	$ 24,094	$ 23,781	$ 22,344	$ 21,594	$ 24,375	$ 25,939	$ 26,578	$ 27,654	$ 28,159	$ 26,712	$ 27,352	$ 28,904	$ 27,410	$ 28,418	$ 28,829	$ 28,978	$ 30,995	$ 30,009	$ 30,663	$ 29,397	$ 26,825	$ 27,968	$ 30,703	$ 32,449	$ 32,914	$ 32,138	$ 32,811	$ 34,519	$ 33,639	$ 33,208	$ 32,427	$ 31,466	$ 30,145
C000061820
Account Value [Line Items]
Line Graph and Table Measure Name																								Columbia Select Large Cap Growth Fund Class R ($31,216)
Accumulated Value		10,000		10,338		10,647		10,513		11,321		11,241		11,306		10,702		10,506		10,321		11,117	11,626		11,913	12,217	12,521	12,782	13,260	13,419	13,233	13,375	13,817	13,907	15,081	14,951	14,665	14,794	15,385	15,406	15,738	16,371	16,521	14,311	14,612	13,131	15,053	15,674	15,916	16,756	15,317	16,683	16,712	16,043	15,687	16,470	17,523	18,004	18,086	17,311	15,185	17,509	19,306	20,027	21,609	23,521	23,080	22,822	25,250	26,494	25,494	26,227	25,805	27,317	26,872	29,350	29,829	30,562	28,674	30,646	29,350	28,804	25,619	24,225	24,723	21,172	20,209	18,898	21,102	20,204	18,081	19,469	20,694	19,469	21,551	20,694	22,204	22,367	22,938	24,648	25,128	24,779	23,249	22,506	25,347	27,007	27,636	28,795	29,278	27,780	28,409	30,059	28,491	29,499	29,947	30,115	32,186	31,153	31,792	30,515	27,834	28,983	31,856	33,626	34,094	33,345	34,000	35,780	34,843	34,411	33,551	32,568	31,216
C000254317
Account Value [Line Items]
Line Graph and Table Measure Name																								Columbia Select Large Cap Growth Fund Class S ($32,812)
Accumulated Value		10,000		10,343		10,658		10,526		11,334		11,259		11,334		10,737		10,540		10,360		11,157	11,673		11,977	12,280	12,599	12,855	13,343	13,514	13,335	13,481	13,928	14,029	15,218	15,090	14,810	14,946	15,549	15,577	15,925	16,567	16,732	14,495	14,807	13,309	15,265	15,896	16,155	17,014	15,555	16,950	16,987	16,314	15,965	16,775	17,847	18,356	18,427	17,650	15,490	17,862	19,712	20,456	22,095	24,028	23,610	23,347	25,837	27,123	26,129	26,888	26,454	28,009	27,575	30,114	30,614	31,397	29,462	31,506	30,201	29,626	26,389	24,967	25,457	21,827	20,822	19,484	21,806	20,872	18,663	20,107	21,381	20,135	22,316	21,438	22,995	23,165	23,760	25,569	26,043	25,687	24,147	23,376	26,339	28,057	28,753	29,953	30,490	28,911	29,606	31,316	29,691	30,798	31,247	31,420	33,597	32,547	33,255	31,913	29,117	30,347	33,330	35,261	35,760	34,944	35,669	37,482	36,575	36,083	35,265	34,192	32,812
C000122688
Account Value [Line Items]
Line Graph and Table Measure Name																								Columbia Select Large Cap Growth Fund Institutional 2 Class ($33,119)
Accumulated Value		10,000		10,341		10,661		10,526		11,340		11,267		11,347		10,745		10,546		10,372		11,168	11,685		11,987	12,297	12,614	12,878	13,359	13,541	13,359	13,501	13,951	14,059	15,244	15,120	14,849	14,980	15,589	15,620	15,966	16,613	16,773	14,539	14,849	13,348	15,310	15,948	16,207	17,073	15,609	17,010	17,046	16,380	16,023	16,844	17,914	18,423	18,504	17,741	15,558	17,941	19,816	20,562	22,195	24,164	23,726	23,479	25,972	27,279	26,266	27,026	26,604	28,175	27,735	30,300	30,801	31,562	29,639	31,682	30,380	29,812	26,549	25,119	25,633	21,945	20,962	19,608	21,948	21,007	18,794	20,244	21,516	20,295	22,482	21,592	23,169	23,347	23,932	25,734	26,237	25,893	24,331	23,536	26,555	28,302	28,975	30,180	30,740	29,171	29,872	31,587	29,950	31,072	31,496	31,708	33,921	32,849	33,561	32,201	29,386	30,616	33,625	35,594	36,090	35,250	36,014	37,885	36,930	36,453	35,609	34,554	33,119
C000122689
Account Value [Line Items]
Line Graph and Table Measure Name																								Columbia Select Large Cap Growth Fund Institutional 3 Class ($33,274)
Accumulated Value		10,000		10,344		10,663		10,529		11,343		11,270		11,349		10,745		10,548		10,375		11,179	11,691		11,991	12,298	12,619	12,881	13,365	13,545	13,358	13,506	13,959	14,062	15,251	15,129	14,852	14,991	15,602	15,626	15,977	16,626	16,793	14,547	14,862	13,369	15,328	15,968	16,224	17,090	15,633	17,028	17,064	16,395	16,043	16,864	17,931	18,445	18,538	17,760	15,586	17,971	19,842	20,589	22,237	24,200	23,770	23,512	26,020	27,324	26,298	27,076	26,646	28,218	27,788	30,353	30,861	31,642	29,708	31,760	30,450	29,876	26,614	25,179	25,679	22,004	21,004	19,667	21,984	21,048	18,854	20,308	21,590	20,333	22,526	21,664	23,216	23,414	24,005	25,826	26,313	25,980	24,417	23,623	26,646	28,390	29,066	30,284	30,825	29,256	29,959	31,696	30,032	31,170	31,608	31,813	34,031	32,969	33,684	32,317	29,489	30,732	33,746	35,728	36,237	35,400	36,164	38,020	37,074	36,593	35,753	34,673	33,274
C000061821
Account Value [Line Items]
Line Graph and Table Measure Name																								Columbia Select Large Cap Growth Fund Institutional Class ($32,812)
Accumulated Value		10,000		10,343		10,658		10,526		11,334		11,259		11,334		10,737		10,540		10,360		11,157	11,673		11,977	12,280	12,599	12,855	13,343	13,514	13,335	13,481	13,928	14,029	15,218	15,090	14,810	14,946	15,549	15,577	15,925	16,567	16,732	14,495	14,807	13,309	15,265	15,896	16,155	17,014	15,555	16,950	16,987	16,314	15,965	16,775	17,847	18,356	18,427	17,650	15,490	17,862	19,712	20,456	22,095	24,028	23,610	23,347	25,837	27,123	26,129	26,888	26,454	28,009	27,575	30,114	30,614	31,397	29,462	31,506	30,201	29,626	26,389	24,967	25,457	21,827	20,822	19,484	21,806	20,872	18,663	20,107	21,381	20,135	22,316	21,438	22,995	23,165	23,760	25,569	26,043	25,687	24,147	23,376	26,339	28,057	28,753	29,953	30,490	28,911	29,606	31,316	29,691	30,798	31,247	31,420	33,632	32,547	33,255	31,913	29,117	30,347	33,330	35,261	35,760	34,944	35,669	37,527	36,575	36,083	35,265	34,243	32,812
C000179754
Account Value [Line Items]
Line Graph and Table Measure Name																								Columbia Integrated Large Cap Growth Fund II Institutional Class ($41,307)
Accumulated Value		10,000		10,222		10,527		10,387		11,104		11,137		11,227		10,750		10,585		10,484		11,035	11,487		11,668	11,931	12,338	12,464	12,858	13,055	13,074	13,411	13,786	13,825	14,928	14,529	14,130	14,149	14,691	14,730	15,106	15,806	15,827	14,217	14,615	13,346	14,738	15,329	15,696	16,498	15,229	16,466	16,660	16,226	16,055	16,557	17,334	17,823	17,965	16,997	15,402	17,526	18,824	19,587	20,893	22,933	22,102	21,553	23,616	24,586	24,047	24,470	24,817	26,292	26,164	27,729	28,382	29,252	27,470	29,497	29,184	29,446	26,996	25,763	26,446	23,076	22,541	20,860	23,174	22,138	19,986	21,248	22,365	20,856	22,762	22,335	23,831	23,962	25,244	27,002	27,986	27,686	26,002	25,451	28,337	29,563	30,572	32,974	33,670	31,947	33,670	35,802	35,180	36,040	37,082	36,936	39,607	39,790	40,990	39,403	36,171	36,694	39,887	42,352	43,333	43,769	45,751	46,993	45,795	45,795	45,119	43,311	41,307
C000259219
Account Value [Line Items]
Line Graph and Table Measure Name																								Multi-Manager Large Cap Growth Strategies Fund Institutional Class ($10,379)
Accumulated Value	$ 10,000		$ 10,583		$ 10,858		$ 10,942		$ 11,508		$ 11,808		$ 11,525		$ 11,514		$ 11,381		$ 10,963		$ 10,379
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Accumulated Value		10,000		10,054		10,230		10,254		10,644		10,658		10,667		10,459		10,871		11,075		11,298	11,735		11,743	11,867	12,018	12,102	12,342	12,381	12,644	12,934	13,329	13,477	14,217	13,695	13,384	13,430	13,773	13,862	14,340	14,834	14,890	13,837	14,118	12,833	13,908	14,379	14,629	15,220	14,250	15,250	15,487	15,204	15,467	15,795	16,392	16,865	16,883	15,504	13,455	15,233	16,037	16,391	17,351	18,625	17,944	17,511	19,573	20,401	20,233	20,819	21,607	22,770	22,878	23,451	23,939	24,631	23,500	25,131	24,794	25,798	24,343	23,675	24,474	22,293	22,259	20,395	22,294	21,438	19,454	21,015	22,152	20,863	22,262	21,733	22,420	22,698	22,804	24,344	25,181	24,740	23,578	23,008	25,157	26,398	26,767	28,212	29,116	27,877	29,190	30,156	30,595	31,320	31,990	31,767	33,812	32,869	33,915	33,322	31,394	31,207	33,199	34,880	35,655	36,406	37,668	38,481	38,574	38,577	39,108	38,898	36,964
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Accumulated Value		10,000		10,054		10,230		10,254		10,644		10,658		10,667		10,459		10,871		11,075		11,298	11,735		11,743	11,867	12,018	12,102	12,342	12,381	12,644	12,934	13,329	13,477	14,217	13,695	13,384	13,430	13,773	13,862	14,340	14,834	14,890	13,837	14,118	12,833	13,908	14,379	14,629	15,220	14,250	15,250	15,487	15,204	15,467	15,795	16,392	16,865	16,883	15,504	13,455	15,233	16,037	16,391	17,351	18,625	17,944	17,511	19,573	20,401	20,233	20,819	21,607	22,770	22,878	23,451	23,939	24,631	23,500	25,131	24,794	25,798	24,343	23,675	24,474	22,293	22,259	20,395	22,294	21,438	19,454	21,015	22,152	20,863	22,262	21,733	22,420	22,698	22,804	24,344	25,181	24,740	23,578	23,008	25,157	26,398	26,767	28,212	29,116	27,877	29,190	30,156	30,595	31,320	31,990	31,767	33,812	32,869	33,915	33,322	31,394	31,207	33,199	34,880	35,655	36,406	37,668	38,481	38,574	38,577	39,108	38,898	36,964
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Accumulated Value		10,000		10,054		10,230		10,254		10,644		10,658		10,667		10,459		10,871		11,075		11,298	11,735		11,743	11,867	12,018	12,102	12,342	12,381	12,644	12,934	13,329	13,477	14,217	13,695	13,384	13,430	13,773	13,862	14,340	14,834	14,890	13,837	14,118	12,833	13,908	14,379	14,629	15,220	14,250	15,250	15,487	15,204	15,467	15,795	16,392	16,865	16,883	15,504	13,455	15,233	16,037	16,391	17,351	18,625	17,944	17,511	19,573	20,401	20,233	20,819	21,607	22,770	22,878	23,451	23,939	24,631	23,500	25,131	24,794	25,798	24,343	23,675	24,474	22,293	22,259	20,395	22,294	21,438	19,454	21,015	22,152	20,863	22,262	21,733	22,420	22,698	22,804	24,344	25,181	24,740	23,578	23,008	25,157	26,398	26,767	28,212	29,116	27,877	29,190	30,156	30,595	31,320	31,990	31,767	33,812	32,869	33,915	33,322	31,394	31,207	33,199	34,880	35,655	36,406	37,668	38,481	38,574	38,577	39,108	38,898	36,964
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Accumulated Value		10,000		10,054		10,230		10,254		10,644		10,658		10,667		10,459		10,871		11,075		11,298	11,735		11,743	11,867	12,018	12,102	12,342	12,381	12,644	12,934	13,329	13,477	14,217	13,695	13,384	13,430	13,773	13,862	14,340	14,834	14,890	13,837	14,118	12,833	13,908	14,379	14,629	15,220	14,250	15,250	15,487	15,204	15,467	15,795	16,392	16,865	16,883	15,504	13,455	15,233	16,037	16,391	17,351	18,625	17,944	17,511	19,573	20,401	20,233	20,819	21,607	22,770	22,878	23,451	23,939	24,631	23,500	25,131	24,794	25,798	24,343	23,675	24,474	22,293	22,259	20,395	22,294	21,438	19,454	21,015	22,152	20,863	22,262	21,733	22,420	22,698	22,804	24,344	25,181	24,740	23,578	23,008	25,157	26,398	26,767	28,212	29,116	27,877	29,190	30,156	30,595	31,320	31,990	31,767	33,812	32,869	33,915	33,322	31,394	31,207	33,199	34,880	35,655	36,406	37,668	38,481	38,574	38,577	39,108	38,898	36,964
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Accumulated Value		10,000		10,054		10,230		10,254		10,644		10,658		10,667		10,459		10,871		11,075		11,298	11,735		11,743	11,867	12,018	12,102	12,342	12,381	12,644	12,934	13,329	13,477	14,217	13,695	13,384	13,430	13,773	13,862	14,340	14,834	14,890	13,837	14,118	12,833	13,908	14,379	14,629	15,220	14,250	15,250	15,487	15,204	15,467	15,795	16,392	16,865	16,883	15,504	13,455	15,233	16,037	16,391	17,351	18,625	17,944	17,511	19,573	20,401	20,233	20,819	21,607	22,770	22,878	23,451	23,939	24,631	23,500	25,131	24,794	25,798	24,343	23,675	24,474	22,293	22,259	20,395	22,294	21,438	19,454	21,015	22,152	20,863	22,262	21,733	22,420	22,698	22,804	24,344	25,181	24,740	23,578	23,008	25,157	26,398	26,767	28,212	29,116	27,877	29,190	30,156	30,595	31,320	31,990	31,767	33,812	32,869	33,915	33,322	31,394	31,207	33,199	34,880	35,655	36,406	37,668	38,481	38,574	38,577	39,108	38,898	36,964
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Accumulated Value		10,000		10,054		10,230		10,254		10,644		10,658		10,667		10,459		10,871		11,075		11,298	11,735		11,743	11,867	12,018	12,102	12,342	12,381	12,644	12,934	13,329	13,477	14,217	13,695	13,384	13,430	13,773	13,862	14,340	14,834	14,890	13,837	14,118	12,833	13,908	14,379	14,629	15,220	14,250	15,250	15,487	15,204	15,467	15,795	16,392	16,865	16,883	15,504	13,455	15,233	16,037	16,391	17,351	18,625	17,944	17,511	19,573	20,401	20,233	20,819	21,607	22,770	22,878	23,451	23,939	24,631	23,500	25,131	24,794	25,798	24,343	23,675	24,474	22,293	22,259	20,395	22,294	21,438	19,454	21,015	22,152	20,863	22,262	21,733	22,420	22,698	22,804	24,344	25,181	24,740	23,578	23,008	25,157	26,398	26,767	28,212	29,116	27,877	29,190	30,156	30,595	31,320	31,990	31,767	33,812	32,869	33,915	33,322	31,394	31,207	33,199	34,880	35,655	36,406	37,668	38,481	38,574	38,577	39,108	38,898	36,964
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Accumulated Value		10,000		10,054		10,230		10,254		10,644		10,658		10,667		10,459		10,871		11,075		11,298	11,735		11,743	11,867	12,018	12,102	12,342	12,381	12,644	12,934	13,329	13,477	14,217	13,695	13,384	13,430	13,773	13,862	14,340	14,834	14,890	13,837	14,118	12,833	13,908	14,379	14,629	15,220	14,250	15,250	15,487	15,204	15,467	15,795	16,392	16,865	16,883	15,504	13,455	15,233	16,037	16,391	17,351	18,625	17,944	17,511	19,573	20,401	20,233	20,819	21,607	22,770	22,878	23,451	23,939	24,631	23,500	25,131	24,794	25,798	24,343	23,675	24,474	22,293	22,259	20,395	22,294	21,438	19,454	21,015	22,152	20,863	22,262	21,733	22,420	22,698	22,804	24,344	25,181	24,740	23,578	23,008	25,157	26,398	26,767	28,212	29,116	27,877	29,190	30,156	30,595	31,320	31,990	31,767	33,812	32,869	33,915	33,322	31,394	31,207	33,199	34,880	35,655	36,406	37,668	38,481	38,574	38,577	39,108	38,898	36,964
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($11,090)
Accumulated Value	10,000		10,465		10,698		10,923		11,302		11,545		11,574		11,574		11,734		11,671		11,090
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Accumulated Value		10,000		9,909		10,101		10,061		10,536		10,484		10,522		10,275		10,499		10,629		10,987	11,443		11,576	11,840	12,148	12,116	12,438	12,666	12,831	13,328	13,733	13,840	14,820	14,432	14,036	14,085	14,702	14,844	15,280	16,115	16,205	14,756	14,913	13,631	14,856	15,387	15,825	16,540	15,495	16,559	16,933	16,804	16,806	17,280	18,046	18,591	19,006	17,712	15,969	18,332	19,563	20,415	21,986	24,255	23,113	22,328	24,615	25,747	25,556	25,550	25,989	27,758	27,374	29,091	30,050	31,173	29,427	31,976	32,172	32,852	30,032	28,757	29,882	26,273	25,662	23,630	26,466	25,233	22,780	24,111	25,210	23,280	25,220	24,921	26,624	26,887	28,112	30,035	31,047	30,768	29,095	28,680	31,807	33,215	34,044	36,366	37,007	35,437	37,558	40,091	39,409	40,230	41,370	41,233	43,907	44,295	45,171	43,548	39,880	40,586	44,177	46,993	48,768	49,313	51,932	53,819	52,844	52,516	51,722	49,985	47,382
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Accumulated Value		10,000		9,909		10,101		10,061		10,536		10,484		10,522		10,275		10,499		10,629		10,987	11,443		11,576	11,840	12,148	12,116	12,438	12,666	12,831	13,328	13,733	13,840	14,820	14,432	14,036	14,085	14,702	14,844	15,280	16,115	16,205	14,756	14,913	13,631	14,856	15,387	15,825	16,540	15,495	16,559	16,933	16,804	16,806	17,280	18,046	18,591	19,006	17,712	15,969	18,332	19,563	20,415	21,986	24,255	23,113	22,328	24,615	25,747	25,556	25,550	25,989	27,758	27,374	29,091	30,050	31,173	29,427	31,976	32,172	32,852	30,032	28,757	29,882	26,273	25,662	23,630	26,466	25,233	22,780	24,111	25,210	23,280	25,220	24,921	26,624	26,887	28,112	30,035	31,047	30,768	29,095	28,680	31,807	33,215	34,044	36,366	37,007	35,437	37,558	40,091	39,409	40,230	41,370	41,233	43,907	44,295	45,171	43,548	39,880	40,586	44,177	46,993	48,768	49,313	51,932	53,819	52,844	52,516	51,722	49,985	47,382
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Accumulated Value		10,000		9,909		10,101		10,061		10,536		10,484		10,522		10,275		10,499		10,629		10,987	11,443		11,576	11,840	12,148	12,116	12,438	12,666	12,831	13,328	13,733	13,840	14,820	14,432	14,036	14,085	14,702	14,844	15,280	16,115	16,205	14,756	14,913	13,631	14,856	15,387	15,825	16,540	15,495	16,559	16,933	16,804	16,806	17,280	18,046	18,591	19,006	17,712	15,969	18,332	19,563	20,415	21,986	24,255	23,113	22,328	24,615	25,747	25,556	25,550	25,989	27,758	27,374	29,091	30,050	31,173	29,427	31,976	32,172	32,852	30,032	28,757	29,882	26,273	25,662	23,630	26,466	25,233	22,780	24,111	25,210	23,280	25,220	24,921	26,624	26,887	28,112	30,035	31,047	30,768	29,095	28,680	31,807	33,215	34,044	36,366	37,007	35,437	37,558	40,091	39,409	40,230	41,370	41,233	43,907	44,295	45,171	43,548	39,880	40,586	44,177	46,993	48,768	49,313	51,932	53,819	52,844	52,516	51,722	49,985	47,382
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Accumulated Value		10,000		9,909		10,101		10,061		10,536		10,484		10,522		10,275		10,499		10,629		10,987	11,443		11,576	11,840	12,148	12,116	12,438	12,666	12,831	13,328	13,733	13,840	14,820	14,432	14,036	14,085	14,702	14,844	15,280	16,115	16,205	14,756	14,913	13,631	14,856	15,387	15,825	16,540	15,495	16,559	16,933	16,804	16,806	17,280	18,046	18,591	19,006	17,712	15,969	18,332	19,563	20,415	21,986	24,255	23,113	22,328	24,615	25,747	25,556	25,550	25,989	27,758	27,374	29,091	30,050	31,173	29,427	31,976	32,172	32,852	30,032	28,757	29,882	26,273	25,662	23,630	26,466	25,233	22,780	24,111	25,210	23,280	25,220	24,921	26,624	26,887	28,112	30,035	31,047	30,768	29,095	28,680	31,807	33,215	34,044	36,366	37,007	35,437	37,558	40,091	39,409	40,230	41,370	41,233	43,907	44,295	45,171	43,548	39,880	40,586	44,177	46,993	48,768	49,313	51,932	53,819	52,844	52,516	51,722	49,985	47,382
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Accumulated Value		10,000		9,909		10,101		10,061		10,536		10,484		10,522		10,275		10,499		10,629		10,987	11,443		11,576	11,840	12,148	12,116	12,438	12,666	12,831	13,328	13,733	13,840	14,820	14,432	14,036	14,085	14,702	14,844	15,280	16,115	16,205	14,756	14,913	13,631	14,856	15,387	15,825	16,540	15,495	16,559	16,933	16,804	16,806	17,280	18,046	18,591	19,006	17,712	15,969	18,332	19,563	20,415	21,986	24,255	23,113	22,328	24,615	25,747	25,556	25,550	25,989	27,758	27,374	29,091	30,050	31,173	29,427	31,976	32,172	32,852	30,032	28,757	29,882	26,273	25,662	23,630	26,466	25,233	22,780	24,111	25,210	23,280	25,220	24,921	26,624	26,887	28,112	30,035	31,047	30,768	29,095	28,680	31,807	33,215	34,044	36,366	37,007	35,437	37,558	40,091	39,409	40,230	41,370	41,233	43,907	44,295	45,171	43,548	39,880	40,586	44,177	46,993	48,768	49,313	51,932	53,819	52,844	52,516	51,722	49,985	47,382
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Accumulated Value		10,000		9,909		10,101		10,061		10,536		10,484		10,522		10,275		10,499		10,629		10,987	11,443		11,576	11,840	12,148	12,116	12,438	12,666	12,831	13,328	13,733	13,840	14,820	14,432	14,036	14,085	14,702	14,844	15,280	16,115	16,205	14,756	14,913	13,631	14,856	15,387	15,825	16,540	15,495	16,559	16,933	16,804	16,806	17,280	18,046	18,591	19,006	17,712	15,969	18,332	19,563	20,415	21,986	24,255	23,113	22,328	24,615	25,747	25,556	25,550	25,989	27,758	27,374	29,091	30,050	31,173	29,427	31,976	32,172	32,852	30,032	28,757	29,882	26,273	25,662	23,630	26,466	25,233	22,780	24,111	25,210	23,280	25,220	24,921	26,624	26,887	28,112	30,035	31,047	30,768	29,095	28,680	31,807	33,215	34,044	36,366	37,007	35,437	37,558	40,091	39,409	40,230	41,370	41,233	43,907	44,295	45,171	43,548	39,880	40,586	44,177	46,993	48,768	49,313	51,932	53,819	52,844	52,516	51,722	49,985	47,382
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Accumulated Value		$ 10,000		$ 9,909		$ 10,101		$ 10,061		$ 10,536		$ 10,484		$ 10,522		$ 10,275		$ 10,499		$ 10,629		$ 10,987	$ 11,443		$ 11,576	$ 11,840	$ 12,148	$ 12,116	$ 12,438	$ 12,666	$ 12,831	$ 13,328	$ 13,733	$ 13,840	$ 14,820	$ 14,432	$ 14,036	$ 14,085	$ 14,702	$ 14,844	$ 15,280	$ 16,115	$ 16,205	$ 14,756	$ 14,913	$ 13,631	$ 14,856	$ 15,387	$ 15,825	$ 16,540	$ 15,495	$ 16,559	$ 16,933	$ 16,804	$ 16,806	$ 17,280	$ 18,046	$ 18,591	$ 19,006	$ 17,712	$ 15,969	$ 18,332	$ 19,563	$ 20,415	$ 21,986	$ 24,255	$ 23,113	$ 22,328	$ 24,615	$ 25,747	$ 25,556	$ 25,550	$ 25,989	$ 27,758	$ 27,374	$ 29,091	$ 30,050	$ 31,173	$ 29,427	$ 31,976	$ 32,172	$ 32,852	$ 30,032	$ 28,757	$ 29,882	$ 26,273	$ 25,662	$ 23,630	$ 26,466	$ 25,233	$ 22,780	$ 24,111	$ 25,210	$ 23,280	$ 25,220	$ 24,921	$ 26,624	$ 26,887	$ 28,112	$ 30,035	$ 31,047	$ 30,768	$ 29,095	$ 28,680	$ 31,807	$ 33,215	$ 34,044	$ 36,366	$ 37,007	$ 35,437	$ 37,558	$ 40,091	$ 39,409	$ 40,230	$ 41,370	$ 41,233	$ 43,907	$ 44,295	$ 45,171	$ 43,548	$ 39,880	$ 40,586	$ 44,177	$ 46,993	$ 48,768	$ 49,313	$ 51,932	$ 53,819	$ 52,844	$ 52,516	$ 51,722	$ 49,985	$ 47,382
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($10,661)
Accumulated Value	$ 10,000		$ 10,573		$ 10,973		$ 11,095		$ 11,685		$ 12,109		$ 11,890		$ 11,816		$ 11,637		$ 11,247		$ 10,661